Debt - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended									6 Months Ended		12 Months Ended
	Apr. 03, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Debt Instrument [Line Items]
Interest expense, net		$ 33	$ 34	$ 36	$ 36	$ 36	$ 33	$ 33	$ 36	$ 36	$ 66	$ 72	$ 142	$ 138	$ 149
Weighted-average interest rate of total debt		4.20%	4.30%		4.70%		4.70%				4.20%	4.70%	4.30%	4.70%	4.90%
Senior Notes
Debt Instrument [Line Items]
Scheduled maturities of long-term debt in 2020		$ 0	$ 0								$ 0		$ 0
Scheduled maturities of long-term debt in 2021		0	0								0		0
Scheduled maturities of long-term debt in 2022		0	0								0		0
Scheduled maturities of long-term debt in 2023		300	300								300		300
Scheduled maturities of long-term debt, thereafter		$ 1,378	$ 1,372								$ 1,378		$ 1,372
Acquisition Corp. | Term Loan Facility
Debt Instrument [Line Items]
Credit facility maturity date													Nov. 01, 2023
Acquisition Corp. | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility maturity date													Jan. 31, 2023
Acquisition Corp. | Revolving Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Credit facility maturity date	Apr. 30, 2025